Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, allowance	€ 152	€ 251
Class A Common Stock
Class common stock, par value	€ 0.06
Class common stock, shared authorized	700,000,000
Class common stock, shares issued	30,026,635
Entity Common Stock, Shares Outstanding	30,026,635
Class B Common Stock
Class common stock, par value	€ 0.60
Class common stock, shared authorized	320,000,000
Class common stock, shares issued	209,008,088
Entity Common Stock, Shares Outstanding	209,008,088